Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of payment due to schedule
	Payment due to schedule
	Total	Less than 1 year	1-3 years	4-5 years
Office rental	221,765	221,765	-	-
Bank borrowings	32,200,000	30,000,000	2,200,000	-
Installment payment payable for Vehicles	414,400	134,400	280,000	-